Offsets	Jan. 15, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	IX Acquisition Corp.
Form or Filing Type	S-4
File Number	333-279384
Initial Filing Date	May 13, 2024
Fee Offset Claimed	$ 23,394.66
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Stock, Class D Common Stock and Warrants to purchase Common Stock
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 28,213.64
Termination / Withdrawal Statement	IXAQ paid a registration fee of $28,213.64 in connection with the registration of Class A Common Stock, Class D Common Stock and Warrants to purchase Common Stock registered under the Registration Statement on Form S-4, filed on May 13, 2024 (File No. 333-279384) (as amended, the "Form S-4"). The offering has terminated. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the filing of this registration statement was offset by $28,213.64.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	IX Acquisition Corp.
Form or Filing Type	S-4
File Number	333-279384
Filing Date	May 13, 2024
Fee Paid with Fee Offset Source	$ 23,394.66